Leases - Sublease (Details) - Sublease agreement with EQRx $ in Thousands	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
2023	$ 2,566
2024	1,494
Total Sublease Receivable	$ 4,060